PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property And Equipments
Property and equipment, gross	$ 14,123,831	$ 12,249,585
Less accumulated depreciation	(3,743,521)	(2,376,387)
Property and equipment, net	10,380,310	9,873,198
Land
Property And Equipments
Property and equipment, gross	1,829,738	1,808,958
Buildings and improvements
Property And Equipments
Property and equipment, gross	9,997,562	9,088,367
Furniture and equipment
Property And Equipments
Property and equipment, gross	$ 2,296,531	$ 1,352,260